Stock options - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 CAD ($) Instalments	Dec. 31, 2019 CAD ($) Instalments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation arrangement percentage of outstanding stock maximum		0.10%				10.00%
Stock options minimum exercise price per share | $ / shares	$ 10				$ 0.1
Maximum term of options		5 years				5 years
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares	4.52		$ 6.96		6.96
Stock options unrecognized share based compensation expense | $			$ 2,519,228	$ 2,519,228			$ 3,950,176	$ 0
weighted average fair value of options granted | $ / shares	$ 4.54		$ 1.13		$ 0.13
Weighted average remaining contractual life of outstanding share options				4 years 3 months 18 days
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instalments over vesting period | Instalments							3	2
Share based arrangement vesting period		12 months				3 months
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instalments over vesting period | Instalments							4	5
Share based arrangement vesting period		18 months				16 months
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | $		$ 12,207,690		$ 614,927		$ 179,227
Reserve of share-based payments [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | $		$ 21,605,880		$ 2,780,488		$ 200,933